WARRANTS (Details Narrative) - USD ($)		1 Months Ended								3 Months Ended	9 Months Ended
	Jan. 07, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		2,491,074									2,491,074
Proceeds from warrants exercised							$ 1,000	$ 75,000			$ 221,030	$ 2,500
Three Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from warrants exercised					$ 100,000	$ 45,030
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		2,491,074									2,491,074		2,388,675
Warrants exercisable		2,491,074									2,491,074
Number of warrants granted											146,605
Warrant [Member] | $1.00 Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable													2,000,000
Warrant Exercise price													$ 1.00
Warrant [Member] | $5.00 Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable													268,019
Warrant Exercise price													$ 5.00
Warrant [Member] | Greater than $5.00 or other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable													223,055
Warrant Exercise price													$ 5.00
Common Stock Purchase Warrants [Member] | Three Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	56,592
Fair value of warrants granted	$ 51,344
Common Stock Purchase Warrants [Member] | Three Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted					5,000	2,252			24,211
Adjustments to Additional Paid in Capital, Warrant Issued		$ 15,836			$ 7,335	$ 3,394			$ 22,173
Warrants exercised		16,000			20,000	9,006
Proceeds from warrants exercised					$ 100,000	$ 45,030
Common Stock Purchase Warrants [Member] | Two Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted								9,375		3,800
Adjustments to Additional Paid in Capital, Warrant Issued			$ 7,560					$ 7,005
Warrants exercised			9,375							15,200
Common Stock Purchase Warrants [Member] | Two Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted								3,750
Adjustments to Additional Paid in Capital, Warrant Issued								$ 5,969
Common Stock Purchase Warrants [Member] | One Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted							50
Adjustments to Additional Paid in Capital, Warrant Issued							$ 78
Common Stock Purchase Warrants [Member] | Four Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 27,159
Warrants exercised				20,000